Investment Strategy - SWP GROWTH & INCOME ETF	Dec. 18, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to provide long-term capital appreciation with a secondary emphasis on generating current income. SWP Investment Management, LLC (“SWP” or the “Adviser”), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets in income-producing equity securities that are judged to have strong growth characteristics. The Adviser considers “income-producing equity securities” as equity securities that pay dividends, such as common stocks, preferred stocks, securities (including debt securities) that are convertible into common stocks, and ETFs and other investment companies. The Adviser characterizes “growth” companies as those that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity, and have characteristics to generate above average sustainable earnings and free cash-flow growth, while showing a history of paying a stable dividend. In identifying growth companies the Adviser will consider an industry peer group for the company owned or being actively analyzed for potential inclusion in the Fund’s portfolio and benchmark profitability ratios for the company versus the peer group average. Key ratios such as gross margin, earnings before interest, taxes, depreciation, and amortization (“EBITDA”) margin, operating margin, and net profit margin will be evaluated on a historical basis as well as projected into the future to determine if growth rates are achievable under various profitability assumptions. The Adviser will seek companies that have consistent profit margins and earnings growth for investment by the Fund.
The Fund’s portfolio will generally hold between 40-70 equity securities, with a maximum position size of 10% of the Fund’s assets at time of purchase. The Fund will invest primarily in securities issued by domestic companies. The Fund may purchase ETFs or other investment companies in order to achieve exposure to a specific market sector, to achieve exposure to foreign markets (which may include emerging markets) or for other reasons consistent with its investment strategy. Shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may also purchase American Depository Receipts (“ADRs”) and other domestically traded securities of foreign companies. Up to 25% of the Fund’s net assets may be invested in ADRs. The Fund may also invest without limitation in foreign issuers, including ADRs and securities of foreign companies traded on U.S. exchanges. The Fund may also invest in real estate investment trusts (“REITs”).
The Fund may invest in securities of issuers of all capitalization sizes; however, under normal market conditions, it is expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers. Holdings are generally spread across a number of industries/sectors but may have a higher percentage in sectors that the Adviser believes have greater investment opportunities such as the information technology sector.
The Fund utilizes a covered call options strategy (selling a call option on a security the Fund owns) to seek investment income or to mitigate risk. A call option written (sold) by the Fund will give the holder (buyer) the right to buy an equity security at a predetermined strike price from the Fund. As the writer of the option contract, the Fund receives income on the premium paid by the buyer of the option. The Adviser may opportunistically write (sell) U.S. exchange-traded covered call options on certain of the equity securities held in the Fund’s portfolio in order to seek additional income (in the form of premiums on the options) and selectively repurchase such options prior to expiration when the stock price declines. When one of the underlying stocks demonstrates strength or an increase in implied volatility, the Adviser identifies that opportunity and tactically sells call option contracts. Income earned from the call premium can help offset losses on the underlying stock when the market declines.
The Adviser emphasizes an active style of investing, which attempts to add value through security selection, industry allocation, and the research process while monitoring risk. The Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success considering factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. The Fund may dispose of a security when, in the opinion of the portfolio managers, the security reaches the portfolio managers’ estimate of its value or when the portfolio managers identify a more attractive investment opportunity.
Strategy Portfolio Concentration [Text]	Up to 25% of the Fund’s net assets may be invested in ADRs.